Deferred revenue (Tables)	9 Months Ended
May 31, 2024
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2023	$1,727
Drawdown	2,500
Accretion of deferred revenue	360
Revenue recognized	(2,090)
As at May 31, 2024	$2,497

Schedule of deferred revenue

	May 31, 2024	August 31, 2023
Current portion of deferred revenue	$2,497	$1,549
Non-current portion of deferred revenue	-	178
Balance at end of period	$2,497	$1,727